Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (331)	$ (2,015)
Derivative Liability, Noncurrent	0	(2,102)
Derivative Asset, Noncurrent	1,217	228
Derivative Asset, Current	973	0
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(331)	(2,015)
Derivative Liability, Noncurrent	0	(2,102)
Derivative Asset, Noncurrent	1,217	228
Derivative Asset, Current	$ 973	$ 0